Document and Entity Information	Nov. 14, 2023
Prospectus:
Document Type	497
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 14, 2023
Document Effective Date	Feb. 01, 2024
Prospectus Date	May 01, 2023
Lazard US Corporate Income Portfolio | Open Shares
Prospectus:
Trading Symbol	LZHOX
Lazard US Corporate Income Portfolio | Institutional Shares
Prospectus:
Trading Symbol	LZHYX
Lazard US Corporate Income Portfolio | R6 Shares
Prospectus:
Trading Symbol	RLCIX